Employee future benefits (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)
The change in the Company's accrued benefit obligations is summarized as follows:

	Pension benefit plans Years ended December 31,			Other benefit plans Years ended December 31,
	2017	2016	2015	2017	2016	2015
	$	$	$	$	$	$
Balances – Beginning of the year	13,197	12,375	14,619	217	281	433
Current service cost	107	87	103	14	13	14
Interest cost	237	282	260	3	—	8
Actuarial (gain) loss arising from changes in financial assumptions	(694)	1,479	(844)	(115)	—	(34)
Benefits paid	(485)	(399)	(410)	(66)	(60)	(97)
Impact of foreign exchange rate changes	1,783	(627)	(1,353)	31	(17)	(43)
Balances – End of the year	14,145	13,197	12,375	84	217	281
Amounts recognized:
In net loss	(344)	(369)	(363)	98	(13)	12
In other comprehensive loss	(1,089)	(852)	2,197	(31)	17	43
In accordance with the assumptions used as at December 31, 2017, undiscounted defined pension benefits expected to be paid are as follows:

$
2018	522
2019	541
2020	553
2021	558
2022	564
Thereafter	16,589
19,327

Disclosure of defined benefit plans
The significant actuarial assumptions applied to determine the Company's accrued benefit obligations are as follows:

	Pension benefit plans			Other benefit plans
	Years ended December 31,			Years ended December 31,
Actuarial assumptions	2017	2016	2015	2017	2016	2015
	%	%	%	%	%	%
Discount rate	1.70	1.60	2.40	1.70	1.60	2.40
Pension benefits increase	1.80	1.80	1.80	1.80	1.80	2.40
Rate of compensation increase	2.00	2.00	2.00	2.00	2.00	2.00
Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in Germany. These assumptions translate into an average remaining life expectancy in years for a pensioner retiring at age 65:

	2017	2016	2015
Retiring at the end of the reporting period:
Male	20	20	20
Female	24	24	24
Retiring 20 years after the end of the reporting period:
Male	22	22	22
Female	26	26	26